Financial instruments (Details 4) - Interest rate swap contract [member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	$ 118	$ 328
Interest payable	167	450
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	106	210
Interest payable	149	283
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	12	106
Interest payable	18	149
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	0	12
Interest payable	0	18
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	0	0
Interest payable	0	0
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest Receivable	0	0
Interest payable	$ 0	$ 0